Employee Incentive Schemes - Unrecognized Compensation Expense Related to Unvested Share Based Compensation Arrangements Expected to be Recognized (Detail) (Employee Stock Option [Member], AUD)	Dec. 31, 2013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2014	448,466
2015	103,272
2016	23,068
Total	574,806